Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Selective Credit Fund
Class Name	Class I
Trading Symbol	DBSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$3	0.07%
[1]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
Net Assets	$ 537,535,312
Holdings Count | $ / shares	219
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$537,535,312
Number of Holdings	219
Portfolio Turnover	8%
Total Advisory Fees Paid	$0
Effective Duration	3.07 years
Weighted Average Life	4.35 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	9.1%
AA	4.0%
A	12.6%
BBB	6.9%
BB	4.5%
B and Below	29.9%
Not Rated	29.9%
Other	3.1%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	96.3%
Money Market Funds	3.4%
Collateralized Loan Obligations	0.4%
Non-Agency Commercial Mortgage Backed Obligations	0.2%
Cash & Other	-0.3%
[2]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/

[1]
*	Annualized

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.